Note 4 - Exploration and Evaluation Assets	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]

4.        Exploration and Evaluation Assets

	California	Arkansas
	Property $	Property $	Total $

Acquisition costs:
Balance, June 30, 2019	8,101,447	10,863,335	18,964,782
Acquisition of property	1,320,347	960,910	2,281,257
Effect of movement in foreign exchange rates	331,972	449,077	781,049
Balance, June 30, 2020	9,753,766	12,273,322	22,027,088
Acquisition of property	3,897,975	945,501	4,843,476
Effect of movement in foreign exchange rates	(883,192)	(1,111,337)	(1,994,529)
Balance, June 30, 2021	12,768,549	12,107,486	24,876,035

Exploration Costs:
Balance, June 30, 2019	4,367,380	2,049,687	6,417,067
Other exploration costs	6,317	231,137	237,453
Effect of movement in foreign exchange rates	181,021	85,718	266,740
Balance, June 30, 2020	4,554,718	2,366,542	6,921,260
Other exploration costs	10,757	408,853	419,610
Effect of movement in foreign exchange rates	(412,424)	(214,287)	(626,711)
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159

Balance, June 30, 2020	14,308,484	14,639,864	28,948,349
Balance, June 30, 2021	16,921,600	14,668,594	31,590,194

California Property

On August 11, 2016, the Company entered into an option purchase and assignment agreement (the "Option Purchase Agreement") with TY & Sons Explorations (Nevada), Inc. ("TY & Sons") and Nevada Alaska Mining Company Inc. ("Nevada Mining"), pursuant to which the Company will acquire all of TY & Sons’ right, title and interest in a property option agreement between TY & Sons and Nevada Mining, as property owner (the "Underlying Option Agreement"). Under the Underlying Option Agreement, TY & Sons has the option (the "Option") to acquire from Nevada Mining an interest in the California Property (collectively, the "Option Purchase"), which comprises mineral claims situated in San Bernardino County, California. The transaction, having received the approval of the TSX Venture Exchange, closed on November 17, 2016. As consideration, the Company issued 14,000,000 common shares of the Company and paid certain costs incurred to TY & Sons.

In order to exercise the Option pursuant to the terms of the Underlying Option Agreement, the Company will be required to pay the total sum of US$325,000 and issue an aggregate of 2,500,000 common shares to Nevada Mining as follows:

●	US$125,000 on closing of the Option Purchase Agreement (paid)
●	US$50,000 on or before July 7, 2017 (paid)
●	US$50,000 on or before July 7, 2018 (paid)
●	US$50,000 on or before July 7, 2019 (paid)
●	US$50,000 on or before July 7, 2020 (paid)

●	Issue 500,000 common shares on closing of the Option Purchase Agreement (issued)
●	Issue 500,000 common shares on or before October 1, 2017 (issued)
●	Issue 500,000 common shares on or before October 1, 2018 (issued)
●	Issue 500,000 common shares on or before October 1, 2019 (issued)
●	Issue 500,000 common shares on or before October 1, 2020 (issued)

The property is subject to a 2.5% net smelter return royalty on commercial production from the mineral claims, in favour of Nevada Mining. The property is also subject to an additional 0.5% net smelter returns royalty applicable to any after acquired properties in the area of interest stipulated by the Option Purchase Agreement, also in favour of Nevada Mining.

On May 1, 2017, the Company signed a Property Lease Agreement with National Chloride Company of America (“National Chloride”) for rights to an adjacent property to the California Property, with approximately 12,290 acres. Under this Property Lease Agreement, the Company paid US$25,000 at signing of a Letter of Intent and will be required to pay the total sum of US$1,825,000 and issue an aggregate of 1,700,000 common shares of the Company to National Chloride as follows:

●	US$25,000 on the Purchase Agreement date (paid)
●	US$50,000 on or before November 24, 2017 (paid)
●	US$100,000 on or before May 24, 2018 (paid)
●	US$100,000 on or before May 24, 2019 (paid)
●	US$100,000 on or before May 24, 2020 (paid)
●	US$100,000 on or before May 24, 2021 (paid)
●	US$100,000 on or before May 24, 2022
●	US$250,000 upon successful completion of a pre-feasibility study
●	US$1,000,000 upon successful completion of a bankable feasibility study

●	Issue 100,000 common shares on the closing date (issued)
●	Issue 100,000 common shares on or before November 24, 2017 (issued)
●	Issue 200,000 common shares on or before May 24, 2018 (issued)
●	Issue 200,000 common shares on or before May 24, 2019 (issued)
●	Issue 200,000 common shares on or before May 24, 2020 (issued)
●	Issue 200,000 common shares on or before May 24, 2021 (issued)
●	Issue 200,000 common shares on or before May 24, 2022
●	Issue 500,000 common shares successful completion of a pre-feasibility study

It is expressly agreed that the “Leased Rights” are limited to lithium exploration and production activities and operations. The Company will pay a two percent royalty on gross revenue derived from the properties to National Chloride, subject to a minimum annual royalty payment of US$500,000. On September 1, 2017, the Property Lease Agreement was amended to include an additional approximately 6,000 acres adjacent to the 12,290 acres. The amendment agreement continues all the economic terms of the previous lease agreement with National Chloride, with the additional requirement that the Company will be responsible for ongoing carrying costs associated with the additional claims. A payment of $56,873 (US$44,805) was made to the Bureau of Land Management, Department of the Interior (“BLM”) for these carrying costs.

On April 23, 2018 the Company entered into an exploration and option agreement (“EOA”), with TETRA Technologies, Inc., to secure access to additional operating and permitted land consisting of approximately 12,100 acres in Bristol Dry Lake, and up to 11,840 acres in the adjacent Cadiz Dry Lake, Mojave Desert, California. The EOA with TETRA allows for the exclusive right to negotiate and conduct exploration activities and to enter into a mineral lease to allow exploration and production activities for lithium extraction on property held under longstanding mining claims and permits by TETRA.

In connection with the entering into of the EOA, the Company made a non-refundable deposit of $131,680 (US$100,000) and will be required to pay the total sum of US$2,700,000 and issue an aggregate of 3,400,000 common shares of the Company to TETRA Technologies, Inc. as follows:

●	US$100,000 initial payment on April 23, 2018 (paid)
●	US$100,000 on or before October 23, 2018 (paid)
●	US$200,000 on or before April 23, 2019 (paid)
●	US$200,000 on or before April 23, 2020 (paid)
●	US$200,000 on or before April 23, 2021 (paid)
●	US$200,000 on or before April 23, 2022
●	US$200,000 on or before April 23, 2023
●	US$500,000 upon successful completion of a pre-feasibility study
●	US$1,000,000 upon successful completion of a bankable feasibility study

●	Issue 200,000 common shares on April 23, 2018 (issued)
●	Issue 200,000 common shares on or before October 23, 2018 (issued)
●	Issue 400,000 common shares on or before April 23, 2019 (issued)
●	Issue 400,000 common shares on or before April 23, 2020 (issued)
●	Issue 400,000 common shares on or before April 23, 2021 (issued)
●	Issue 400,000 common shares on or before April 23, 2022
●	Issue 400,000 common shares on or before April 23, 2023
●	Issue 1,000,000 common shares successful completion of a pre-feasibility study

Arkansas Property

On July 26, 2017, the Company entered into a Memorandum of Understanding (MOU) with a non-affiliated NYSE-listed company (the “Vendor”) with regard to an option to acquire certain rights to conduct brine exploration and production and lithium extraction activities on approximately 33,000 net brine acres located in Columbian and Lafayette Counties, Arkansas. At signing of the MOU, a non-refundable deposit of $614,150 (US$500,000) was made with additional fees and payment obligations in the future if the option is executed and exercised, and subject to certain conditions.

On December 29, 2017, the Company entered into an Option Agreement to proceed with the transaction (the “Agreement Date”). Under this Option Agreement, the Company will be required to make payments to the Vendor as follows:

●	US$500,000 before January 28, 2018 (paid)
●	An additional US$600,000 on or before December 29, 2018 (paid)
●	An additional US$700,000 on or before December 29, 2019 (paid)
●	An additional US$750,000 on or before December 29, 2020 (paid)
●

Additional annual payments of US$1,000,000 on or before each annual anniversary of the Agreement Date, beginning with that date that is 48 months following the Agreement Date, until the earlier of the expiration of the Exploratory Period or, if the Optionee exercises the Option, the Optionee beginning payment of the Royalty.

During the Lease Period, at any time following the commencement of Commercial Production, the Company agreed to pay a Royalty of 2.5% of gross revenue (minimum Royalty US$1,000,000) to the underlying owner.

On May 4, 2018 the Company entered into a Memorandum of Understanding (“MOU”), with LANXESS Corporation (“LANXESS”) with the purpose of testing and proving the commercial viability of extraction of lithium from brine that is produced as part of LANXESS’ bromine extraction business at its three southern Arkansas facilities. The MOU sets out the basis on which the parties have agreed to cooperate in a phased process towards developing commercial opportunities related to the production, marketing and sale of battery grade lithium products extracted from tail brine and brine produced from the Smackover Formation. The MOU forms the basis of what will become a definitive agreement and is binding until the execution of a more comprehensive agreement that the parties may execute on the completion of further development phases. The Company has paid an initial $3,834,000 (US$3,000,000) reservation fee to LANXESS to secure access to the tail brine, with an additional US$3,000,000 reservation fee due upon completion of certain development phases which were completed prior to the year end of June 30, 2019. The additional US$3,000,000 fee was included in the accounts payable and accrued liabilities as at June 30, 2020 and 2019 and was paid in full on February 16, 2021.